Assets and Liabilities Held-For-Sale and Dispositions (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest	$ 26.5	$ 19.8	$ 23.0	$ 13.7	$ 31.9	$ (6.5)	$ 12.4
Accounts receivable, net	6.8		6.8		4.0	37.9
Fixed-asset impairment (Note 14)			0.0	2.8	2.8	0.0	23.9
Disposal Group, Including Discontinued Operation, Inventory					0.0	19.4
Disposal Group, Including Discontinued Operations, Taxes Applicable to Subsequent Years	0.6		0.6		2.3	7.4
Property, plant & equipment, net					0.0	232.2
Total assets of the disposal group classified as held for sale in the balance sheets	8.5		8.5		14.0	321.9
Accounts payable	4.3		4.3		3.9	25.1
Disposal Group, Including Discontinued Operation, Accrued Income Tax Payable	2.4		2.4		3.1	6.3
Disposal Group, Including Discontinued Operation, Taxes Payable	0.0		0.0		2.3	7.4
Asset Retirement Obligation, Held for Sale	70.4		70.4		90.4	116.6
Total liabilities of the disposal group classified as held for sale in the balance sheets	62.3		62.3		81.4	199.9
Proceeds from disposal and sale of business					234.9	70.1	0.0
Gain (Loss) on Disposition of Business					11.7	0.0	0.0
Property, Plant and Equipment, Additions	$ 59.0	$ 25.1	$ 122.4	75.8	103.6	$ 121.5	$ 148.5
Beckjord [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest				(11.7)	(11.7)
Property, Plant and Equipment, Additions				$ 14.5	$ 14.5